Revenue	6 Months Ended
Jun. 30, 2018
Revenue From Contract With Customer [Abstract]
REVENUE

3. REVENUE

The following tables summarize revenues for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30, 2018
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$1,399	$1,077	$353	$483	$3,312
Construction Equipment	157	403	93	146	799
Commercial Vehicles	2,452	2	226	209	2,889
Powertrain	855	36	62	265	1,218
Eliminations and Other	(540)	(22)	(54)	(23)	(639)
Total Industrial Activities	$4,323	$1,496	$680	$1,080	$7,579
Financial Services	78	330	65	25	498
Eliminations and Other	(31)	(4)	4	(1)	(32)
Total Revenues	$4,370	$1,822	$749	$1,104	$8,045

	Three Months Ended June 30, 2017
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$1,126	$890	$349	$401	$2,766
Construction Equipment	130	346	69	105	650
Commercial Vehicles	2,126	3	202	267	2,598
Powertrain	826	30	67	213	1,136
Eliminations and Other	(537)	(18)	(55)	(15)	(625)
Total Industrial Activities	$3,671	$1,251	$632	$971	$6,525
Financial Services	84	331	65	22	502
Eliminations and Other	(30)	2	4	—	(24)
Total Revenues	$3,725	$1,584	$701	$993	$7,003

	Six Months Ended June 30, 2018
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$2,397	$1,848	$709	$937	$5,891
Construction Equipment	309	725	169	278	1,481
Commercial Vehicles	4,583	6	388	407	5,384
Powertrain	1,724	72	126	482	2,404
Eliminations and Other	(1,089)	(46)	(106)	(40)	(1,281)
Total Industrial Activities	$7,924	$2,605	$1,286	$2,064	$13,879
Financial Services	164	651	134	51	1,000
Eliminations and Other	(65)	(7)	12	(1)	(61)
Total Revenues	$8,023	$3,249	$1,432	$2,114	$14,818

	Six Months Ended June 30, 2017
	EMEA	NAFTA	LATAM	APAC	Total
	(in millions)
Agricultural Equipment	$1,922	$1,610	$715	$759	$5,006
Construction Equipment	227	613	123	189	1,152
Commercial Vehicles	3,923	9	364	427	4,723
Powertrain	1,582	60	125	370	2,137
Eliminations and Other	(1,030)	(40)	(103)	(30)	(1,203)
Total Industrial Activities	$6,624	$2,252	$1,224	$1,715	$11,815
Financial Services	159	680	131	44	1,014
Eliminations and Other	(59)	4	14	—	(41)
Total Revenues	$6,724	$2,936	$1,369	$1,759	$12,788

The following table disaggregates revenues by major source for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,
	2018	2017
	(in millions)
Revenues from:
Sales of goods	$7,384	$6,326
Rendering of services	76	93
Rents on assets sold with a buy-back commitment	119	106
Revenues from sales of goods and services	7,579	6,525
Finance and interest income	280	288
Rents and other income on operating lease	186	190
Finance, interest and other income	466	478
Total Revenues	$8,045	$7,003

	Six Months Ended June 30,
	2018	2017
	(in millions)
Revenues from:
Sales of goods	$13,449	$11,412
Rendering of services	185	198
Rents on assets sold with a buy-back commitment	245	205
Revenues from sales of goods and services	13,879	11,815
Finance and interest income	574	580
Rents and other income on operating lease	365	393
Finance, interest and other income	939	973
Total Revenues	$14,818	$12,788

Contract liabilities recorded in Other liabilities were $1,404 million and $1,498 million at June 30, 2018 and December 31, 2017, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts and transactions for the sale of vehicles with a buy-back commitment. During the three months ended June 30, 2018 and 2017, revenues included $161 million and $122 million, respectively, relating to contract liabilities outstanding at the beginning of each period. During the six months ended June 30, 2018 and 2017, revenues included $315 million and $268 million, respectively, relating to contract liabilities outstanding at the beginning of each period. As of June 30, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.2 billion. The Company expects to recognize revenue on approximately 40% and 84% of the remaining performance obligations over the next 12 and 36 months, respectively, with the remaining recognized thereafter.